Condensed Financial Statements of Parent Company Condensed Financial Statements of Parent Company (Statements of Cash Flows) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ 10,894,000	$ 289,000	$ (4,337,000)
Stock-based compensation	1,082,000	1,250,000	1,244,000
Debt prepayment charge	140,000	75,000	1,574,000
Decrease in other liabilities	(1,253,000)	(11,679,000)	(1,392,000)
Decrease in other assets	5,782,000	15,437,000	(6,856,000)
Net cash provided by (used in) operating activities	31,604,000	47,922,000	8,749,000
Net cash used by investing activities	(229,461,000)	(213,074,000)	(99,606,000)
Proceeds from common stock options exercised	0	0	78,000
Proceeds from issuance of common stock under stock purchase plan	(1,000)	(1,000)	(2,000)
Repayment of long-term debt	(8,540,000)	(5,275,000)	(26,574,000)
Cash dividends on preferred stock	80,000	80,000	80,000
Net cash (used in) provided by financing activities	199,366,000	187,367,000	83,451,000
Decrease in cash and cash equivalents	1,509,000	22,215,000	(7,406,000)
Metro Bancorp, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	10,894,000	289,000	(4,337,000)
Amortization of financing costs	29,000	8,000	8,000
Stock-based compensation	1,082,000	1,250,000	1,244,000
Debt prepayment charge	140,000	75,000	0
Decrease in other liabilities	217,000	(108,000)	(4,742,000)
Decrease in other assets	2,625,000	1,990,000	610,000
Equity in undistributed net (income) loss of bank subsidiary	(13,161,000)	(3,495,000)	1,915,000
Net cash provided by (used in) operating activities	1,826,000	9,000	(5,302,000)
Net cash used by investing activities	(1,126,000)	(5,052,000)	(4,478,000)
Proceeds from common stock options exercised	0	0	78,000
Proceeds from issuance of common stock under stock purchase plan	44,000	3,802,000	3,156,000
Repayment of long-term debt	(8,540,000)	(5,275,000)	0
Cash dividends on preferred stock	(80,000)	(80,000)	(80,000)
Net cash (used in) provided by financing activities	(8,576,000)	(1,553,000)	3,154,000
Decrease in cash and cash equivalents	(7,876,000)	(6,596,000)	(6,626,000)
Cash and cash equivalents at beginning of the year	19,641,000	26,237,000	32,863,000
Cash and cash equivalents at end of year	11,765,000	19,641,000	26,237,000
Banking Subsidiary [Member] | Metro Bancorp, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Investment in bank subsidiary	$ (1,126,000)	$ (5,052,000)	$ (4,478,000)